Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
As at December 31,	2024	2023
Trade receivables	$57,176	$54,024
Less: allowance for doubtful accounts	(8,901)	(6,467)
Net trade receivables	48,275	47,557
Deferred receivables	4,702	3,347
Government grant receivable (Note 28)	16,245	20,697
Other receivables	89,708	6,688
Trade and other receivables	$158,930	$78,289

Schedule of Allowance for Doubtful Accounts

The movement in the allowance for doubtful accounts was as follows:

Years ended December 31,	2024	2023
Allowance for doubtful accounts, beginning of year	$6,467	$4,901
Provisions for impaired receivables	6,552	2,881
Receivables written off	(4,385)	(1,242)
Impact of foreign exchange	267	(73)
Allowance for doubtful accounts, end of year	$8,901	$6,467